Document and Entity Information	Jan. 04, 2021
Cover [Abstract]
Entity Registrant Name	FLIR SYSTEMS INC
Amendment Flag	false
Entity Central Index Key	0000354908
Document Type	8-K
Document Period End Date	Jan. 04, 2021
Entity Incorporation State Country Code	DE
Entity File Number	000-21918
Entity Tax Identification Number	93-0708501
Entity Address, Address Line One	27700 SW Parkway Avenue
Entity Address, City or Town	Wilsonville
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97070
City Area Code	(503)
Local Phone Number	498-3547
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	FLIR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false